Summary Of Significant Accounting Principles - Summary of Contract Assets and Contract Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Contract assets (unbilled receivables)	$ 79
Contract liabilities (deferred revenue)	$ 17,802	$ 15,522